SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [  ]: Amendment Number:
This Amendment  (Check only one.); [  ]  is a restatement
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Northern Capital Management
Address: 8018 Excelsior Drive, Suite 300
         Madison, WI 53717

Form 13F File Number: 28-1245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen L. Hawk
Title: Chairman and Chief Executive Officer
Phone: (608) 831-8018

Signature, Place, and Date of Signing:

       Stephen L. Hawk       Madison, WI        October 10, 2000
         [Signature]        [City, State]          [Date]


Report Type  (Check only one.):

[ X ]    13F HOLDINGS REPORT.

[   ]    13F NOTICE.

[   ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:         NONE

Form 13F Information Table Entry Total:    98

Form 13F Information Table Value Total:    $1,021,682

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FORM 13F INFORMATION TABLE

                                              VALUE    SHARES     INVESTMENT        - - -VOTING AUTHORITY - - -
NAME OF ISSUER       TITLE OF CLASS CUSIP     (x$1000) PRN AMT    DISCRETION MNGR   SOLE      SHARED   NONE
-------------------- -------------- --------- -------- ---------- ---------- ------ --------- -------- --------

Abbott Lab.          Common         002824100      788     16,571 SOLE                 16,571
AES Corporation      Common         00130H105   21,910    319,850 SOLE                286,775            33,075
Alpharma Inc.        Class A        020813101      240      3,925 SOLE                                    3,925
Altera Corporation   Common         021441100   15,689    328,575 SOLE                296,275            32,300
Ambac Fin. Grp.      Common         023139108    3,779     51,585 SOLE                 50,860               725
Amer. Home Prod.     Common         026609107      748     13,250 SOLE                 13,050               200
Amer. Int'l Grp.     Common         026874107    1,227     12,818 SOLE                 12,670               148
AMR Corporation      Common         001765106      871     26,650 SOLE                 25,775               875
Analog Devices       Common         032654105   14,469    175,250 SOLE                157,800            17,450
Anchor BanCorp.      Common         032839102      314     20,000 SOLE                 20,000
Applied Materials    Common         038222105   14,018    236,338 SOLE                213,018            23,320
AT&T Corp.           Common         001957109   21,334    726,269 SOLE                661,578            64,691
AT&T Liberty Media   Class A Common 001957208   20,538  1,140,995 SOLE              1,038,538           102,457
Automatic Data Proc. Common         053015103    1,329     19,870 SOLE                 19,505               365
Banc One Corp.       Common         059438101      336      8,707 SOLE                  8,707
Bank of America      Common         060505104   10,973    209,500 SOLE                184,050            25,450
Baxter Intl.         Common         071813109   11,504    144,139 SOLE                131,564            12,575
Biogen Inc.          Common         090597105   14,433    236,610 SOLE                213,435            23,175
Bristol Myers Squib  Common         110122108   42,849    750,093 SOLE                680,982            69,111
Broadcom Corp.       Class A        111320107    9,951     40,825 SOLE                 36,725             4,100
Cabletron Systems    Common         126920107   24,044    815,050 SOLE                743,075            71,975
Cardinal Health Inc. Common         14149Y108   15,049    170,650 SOLE                155,125            15,525
Cendant Corp.        Common         151313103   24,595  2,261,589 SOLE              2,046,915           214,674
Charter Comm.        Class A        16117M107      170     10,450 SOLE                                   10,450
Chase Manhattan      Common         16161A108      756     16,377 SOLE                 16,087               290
Chevron Corp.        Common         166751107   21,516    252,390 SOLE                224,515            27,875
Cisco Systems        Common         17275R102   23,890    432,401 SOLE                392,201            40,200
Citigroup Inc.       Common         172967101   21,987    406,698 SOLE                363,288            43,410
Coca Cola Co.        Common         191216100   14,068    255,210 SOLE                227,870            27,340
Comcast Corp.        Class A        200300101   20,582    502,775 SOLE                460,450            42,325
Corning Inc.         Common         219350105      655      2,200 SOLE                                    2,200
Costco Companies     Common         22160Q102    9,686    277,250 SOLE                251,300            25,950
D S T Systems        Common         233326107    1,639     13,950 SOLE                 13,400               550
Dell Computer Corp.  Common         247025109   10,812    350,885 SOLE                315,910            34,975
Dial Corp.           Common         25247D101      270     23,250 SOLE                 22,950               300
Elec.Data System     Common         285661104      220      5,300 SOLE                  5,300
EMC Corp.            Common         268648102   19,906    200,819 SOLE                182,685            18,134
Energizer Holding    Common         29266R108    2,019     82,398 SOLE                 76,550             5,848
Enron Corp.          Common         293561106      342      3,900 SOLE                  3,900
Exxon Mobil          Common         30231G102      405      4,544 SOLE                  4,544
Fannie Mae           Common         313586109   27,599    385,994 SOLE                348,225            37,769
First Data Corp.     Common         319963104   23,812    609,586 SOLE                551,703            57,883
Flextronics Intl.    Common         Y2573F102    2,548     31,025 SOLE                 30,625               400
General Electric     Common         369604103   38,967    675,487 SOLE                615,463            60,024
Gillette Co.         Common         375766102      405     13,125 SOLE                 12,875               250
Heinz, H.J. Co.      Common         423074103      710     19,150 SOLE                 19,150
Home Depot Inc.      Common         437076102    1,539     29,009 SOLE                 28,609               400
Household Intl.      Common         441815107      316      5,579 SOLE                  5,579
Intel Corp           Common         458140100   16,846    404,720 SOLE                369,726            34,994
Intl. Business Mach. Common         459200101    1,043      9,280 SOLE                  9,280
Johnson & Johnson    Common         478160104      791      8,425 SOLE                  8,350                75
Kimberly Clark       Common         494368103      865     15,495 SOLE                 14,595               900
Kroger Co.           Common         501044101   18,229    807,945 SOLE                727,229            80,716
Lauder, Estee Co.    Class A        518439104      320      8,750 SOLE                  8,750
Lilly Eli & Co.      Common         532457108    2,021     24,916 SOLE                 24,816               100
M G I C Investment   Common         552848103      904     14,784 SOLE                 14,134               650
Mallinckrodt Group   Common         561232109      252      5,525 SOLE                                    5,525
Marshall & Ilsley    Common         571834100      532     10,612 SOLE                 10,612
Masco Corp.          Common         574599106    8,565    459,850 SOLE                404,050            55,800
MBNA Corporation     Common         55262L100   21,598    560,999 SOLE                512,249            48,750
Mc Donalds Corp.     Common         580135101      969     32,090 SOLE                 31,475               615
Merck & Co. Inc.     Common         589331107   41,225    553,824 SOLE                502,374            51,450
Microsoft Corp.      Common         594918104   34,193    567,517 SOLE                514,392            53,125
Motorola Inc.        Common         620076109   15,773    558,340 SOLE                504,990            53,350
Network Appliance    Common         64120L104   13,406    105,250 SOLE                 94,750            10,500
Noble Drilling       Common         655042109   13,660    271,850 SOLE                242,300            29,550
Nortel Networks      Common         665815106   11,810    198,068 SOLE                193,171             4,897
Oracle Corp.         Common         68389X105   19,087    242,371 SOLE                219,056            23,315
Pepsico, Inc.        Common         713448108    2,214     48,137 SOLE                 46,993             1,144
Pfizer, Inc.         Common         717081103   15,866    352,571 SOLE                327,898            24,673
Phillips Petroleum   Common         718507106   13,614    216,957 SOLE                192,057            24,900
Praxair Inc.         Common         74005P104   13,847    370,500 SOLE                332,150            38,350
Proctor & Gamble Co. Common         742718109    2,449     36,554 SOLE                 36,058               496
Ralston Purina Co.   Com Ral-Pur GP 751277302   13,891    586,432 SOLE                531,857            54,575
Rational Software    Common         75409P202      208      3,000 SOLE                                    3,000
Royal Dutch Petro.   NY reg Gld1.25 780257804      840     14,010 SOLE                 13,877               133
Sabre Holdings       Class A        785905100      551     19,028 SOLE                 18,667               361
Safeway Stores       Common         786514208      203      4,355 SOLE                                    4,355
Schlumberger Ltd.    Common         806857108      449      5,458 SOLE                  5,409                49
Seagate Technology   Common         811804103   39,002    565,250 SOLE                513,175            52,075
Siebel Systems       Common         826170102    1,514     13,600 SOLE                 13,600
Smthklne Bchm-PLC    ADR Rep Ord    832378301      326      4,750 SOLE                  4,750
Solectron Corp.      Common         834182107    2,139     46,375 SOLE                 44,350             2,025
Sprint Corp.         Com fon group  852061100      235      8,025 SOLE                  7,625               400
Sun Microsystems     Common         866810104   19,566    167,591 SOLE                151,041            16,550
Target Corp.         Common         87612E106   15,737    614,130 SOLE                558,198            55,932
Texas Instruments    Common         882508104      696     14,806 SOLE                 14,356               450
Time Warner, Inc.    Common         887315109   18,559    237,177 SOLE                215,892            21,285
Toys R Us, Inc.      Common         892335100    2,162    133,050 SOLE                128,325             4,725
Tyco Intl. Ltd.      Common         902124106   24,289    470,495 SOLE                421,825            48,670
U.S. Industries Inc. Common         912080108    1,804    181,511 SOLE                180,624               887
USG Corporation      Common         903293405    2,326     92,825 SOLE                 88,650             4,175
Walgreen Co.         Common         931422109   14,228    375,035 SOLE                343,960            31,075
Walmart Stores       Common         931142103      538     11,175 SOLE                 10,450               725
Washington Mutual    Common         939322103   38,577    968,975 SOLE                874,350            94,625
Williams Co. Inc.    Common         969457100   19,074    451,450 SOLE                404,375            47,075
Worldcom, Inc.       Common         98157D106   17,429    573,789 SOLE                518,406            55,383
Xerox Corp.          Common         984121103    1,453     96,450 SOLE                 95,650               800


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